Summary of Significant Accounting Policies 3 (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 21, 2011 Scantron Segment [Member]	Dec. 21, 2011 Tradenames [Member] Scantron Segment [Member]
Goodwill and Acquired Intangible Assets [Abstract]
Goodwill, Impairment Loss	$ 0	$ 0		$ 102,200,000
Useful Life (in years)					15 years
Self Insurance [Abstract]
Self Insurance Reserve	$ 10,000,000		$ 9,500,000